Employee Retirement and Other Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Effects of Interim Remeasurement, Curtailment Gain and Plan Amendments

The following summarizes the effects of the interim remeasurement, curtailment gain and plan amendments as a result of the changes to the plans recognized during the year ended December 31, 2013 (in millions of dollars):

	Remeasurement	Curtailment Gain and Plan Amendments	Total
	Increase (Decrease)
Prepaid pension expense (included in Prepaid Expenses and Other Assets)	$(9)	$—	$(9)
Net pension benefit obligation (included in Accrued Expenses and Other Liabilities)	(562)	(218)	(780)
Actuarial and curtailment gains included in AOCI	553	316	869
Prior service cost included in AOCI	—	(98)	(98)

Changes in Benefit Obligations and Related Plan Assets

The following summarizes the changes in benefit obligations and related plan assets, as well as the status of the plans (in millions of dollars):

	Years Ended December 31,
	2013		2012
	Pension Benefits	OPEB	Pension Benefits	OPEB
Change in benefit obligations:
Benefit obligations at beginning of period	$34,837	$3,073	$31,980	$2,729
Service cost	368	30	324	24
Interest cost	1,343	120	1,514	135
Employee contributions	10	—	10	—
Amendments and benefit changes	(218)	(1)	25	(7)
Remeasurement effect related to curtailment and plan amendment	(570)	—	—	—
Actuarial (gain) loss	61	(12)	(98)	68
Discount rate change	(2,135)	(281)	3,174	299
Benefits paid	(2,191)	(172)	(2,262)	(189)
Special early retirement programs	1	—	1	—
Other, primarily currency translation	(400)	(33)	169	14

Benefit obligations at end of period	$31,106	$2,724	$34,837	$3,073

Change in plan assets:
Fair value of plan assets at beginning of period	$25,972	$—	$25,444	$—
Actual return on plan assets	1,640	—	2,378	—
Employee contributions	10	—	10	—
Company contributions —to pension trust	552	—	237	—
Company contributions —directly to pay benefits	32	172	17	189
Amendments and benefit changes	—	—	17	—
Remeasurement effect related to curtailment and plan amendment	(17)	—	—	—
Benefits paid	(2,191)	(172)	(2,262)	(189)
Other, primarily currency translation	(344)	—	131	—

Fair value of plan assets at end of period	$25,654	$—	$25,972	$—

Funded status of plans	$(5,452)	$(2,724)	$(8,865)	$(3,073)

Amounts recognized on the balance sheet:
Prepaid expense and other assets	$137	$—	$114	$—
Current liabilities	(11)	(176)	(1)	(187)
Long-term liabilities	(5,578)	(2,548)	(8,978)	(2,886)

Total	$(5,452)	$(2,724)	$(8,865)	$(3,073)

Amounts recognized in accumulated other comprehensive loss:
Unrealized actuarial net loss and other	$(3,529)	$(527)	$(6,378)	$(854)
Unrealized prior service (cost) credit	(103)	10	(10)	52

Total	$(3,632)	$(517)	$(6,388)	$(802)

Accumulated benefit obligation (“ABO”) at December 31	$31,049		$34,432
Pension plans in which ABO exceeds plan assets at December 31:
ABO	$25,715		$33,938
Fair value of plan assets	20,160		25,363
Pension plans in which projected benefit obligation (“PBO”) exceeds plan assets at December 31:
PBO	$25,749		$34,343
Fair value of plan assets	20,160		25,363

Components of Benefit Cost and Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI

The components of benefit cost and other changes in plan assets and benefit obligations recognized in AOCI were as follows (in millions of dollars):

	Years Ended December 31,
	2013		2012		2011
	Pension Benefits	OPEB	Pension Benefits	OPEB	Pension Benefits	OPEB
Net periodic benefit cost:
Service cost	$368	$30	$324	$24	$263	$21
Interest cost	1,343	120	1,514	135	1,525	141
Expected return on plan assets	(1,843)	—	(1,811)	—	(1,828)	—
Recognition of net actuarial losses	271	47	101	26	—	13
Amortization of prior service cost (credit)	7	(42)	—	(40)	—	(11)
Gain on VEBA claims adjustment	—	—	—	—	—	(21)
Other	4	—	—	—	—	—

Net periodic benefit costs (credit)	150	155	128	145	(40)	143
Special early retirement cost	1	—	1	—	77	4

Total benefit costs	$151	$155	$129	$145	$37	$147

Other comprehensive (income) loss:
Net (income) loss	$(1,871)	$(293)	$2,509	$358	$2,870	$266
Recognition of net actuarial losses	(271)	(47)	(101)	(26)	—	(13)
Prior service cost (credit)	98	—	11	(7)	—	(91)
Amortization of prior service cost (credit)	(7)	42	—	40	—	11
Recognition of net actuarial gain on curtailment remeasurement	(553)	—	—	—	—	—
Recognition of curtailment gain	(316)	—	—	—	—	—
Tax Effect —net actuarial loss	159	14	(5)	—	—	—
Tax Effect —net prior service credit	4	—	—	—	—	—
Other	1	(1)	(2)	—	—	—

Total recognized in other comprehensive (income) loss	(2,756)	(285)	2,412	365	2,870	173

Total recognized in total benefit costs and other comprehensive (income) loss	$(2,605)	$(130)	$2,541	$510	$2,907	$320

Assumptions Used to Determine Benefit Obligation and Expense

Assumptions used to determine the benefit obligation and expense were as follows:

	Years Ended December 31,
	2013		2012		2011
	Pension Benefits	OPEB	Pension Benefits	OPEB	Pension Benefits	OPEB
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31:
Discount rate —ongoing benefits	4.69%	4.87%	3.98%	4.07%	4.84%	4.93%
Rate of compensation increase	3.09%	2.84%	3.09%	2.70%	3.77%	2.70%

Weighted-Average Assumptions Used to Determine Periodic Costs:
Discount rate —ongoing benefits	3.98%	4.07%	4.84%	4.93%	5.33%	5.57%
Expected return on plan assets	7.41%	—	7.41%	—	7.41%	—
Rate of compensation increase	3.09%	2.84%	3.77%	2.70%	3.77%	2.70%

Percentage Point Change in Assumed Health Care Cost Trend Rate

The assumed health care cost trend rate has a significant effect on the amounts reported for postretirement health care and life insurance benefits. A one percentage point change in the assumed health care cost trend rate for U.S. and Canada combined would have the following effects as of December 31, 2013 (in millions of dollars):

	One Percentage Point
	Increase	Decrease
Effect on total of service and interest cost components	$5	$(4)
Effect on postretirement benefit obligation	68	(58)

Reconciliation of Level 3 Pension Plan Assets

A reconciliation of Level 3 pension plan assets held by us was as follows (in millions of dollars):

	Year Ended December 31, 2013
	January 1, 2013	Net Unrealized Gains (Losses)	Net Realized Gains (Losses)	Net Purchases, Issuances and Settlements	Transfers Into (Out of) Level 3	December 31, 2013
Equity securities:
U.S. companies	$—	$—	$—	$—	$—	$—
Fixed income securities:
Corporate bonds (including convertible and high yield bonds)	—	—	—	—	—	—
Other investments:
Private equity funds	2,393	194	(70)	(154)	—	2,363
Real estate funds	487	46	(4)	(33)	—	496
Hedge funds	965	120	(4)	(120)	—	961
Insurance contracts and other	16	(1)	—	(1)	—	14

Total	$3,861	$359	$(78)	$(308)	$—	$3,834

	Year Ended December 31, 2012
	January 1, 2012	Net Unrealized Gains (Losses)	Net Realized Gains (Losses)	Net Purchases, Issuances and Settlements	Transfers Into (Out of) Level 3	December 31, 2012

Equity securities:
U.S. companies	$1	$2	$(3)	$—	$—	$—
Fixed income securities:
Corporate bonds (including convertible and high yield bonds)	—	31	(31)	—	—	—
Other investments:
Private equity funds	2,760	(177)	(25)	(165)	—	2,393
Real estate funds	512	2	(19)	(8)	—	487
Hedge funds	976	84	(8)	(87)	—	965
Insurance contracts and other	17	(1)	—	—	—	16

Total	$4,266	$(59)	$(86)	$(260)	$—	$3,861

Estimated Future Pension and OPEB Benefits Payments and Medicare Prescription Drug Improvement and Modernization Act of 2003 Subsidy

Estimated future pension and OPEB benefits payments, and the Medicare Prescription Drug Improvement and Modernization Act of 2003 subsidy (“Medicare Part D Subsidy”) expected to be received for the next 10 years were as follows (in millions of dollars):

	Pension Benefits	OPEB	Medicare Part D Subsidy Receipts
2014	$2,243	$181	$3
2015	2,200	178	3
2016	2,162	177	3
2017	2,128	176	3
2018	2,103	175	3
2019 – 2023	10,177	876	15

Pension Benefits [Member]
Allocation of Plan Assets

The fair values of our pension plan assets as of December 31 by asset class were as follows (in millions of dollars):

	2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Pension plan assets:
Cash and cash equivalents	$549	$178	$—	$727
Equity securities:
U.S. companies	2,772	15	—	2,787
Non-U.S. companies	2,112	—	—	2,112
Commingled funds	131	1,820	—	1,951
Fixed income securities:
Government securities	926	2,500	—	3,426
Corporate bonds (including convertible and high yield bonds)	—	6,895	—	6,895
Other fixed income	—	879	—	879
Other investments:
Private equity funds	—	—	2,363	2,363
Real estate funds	—	1,189	496	1,685
Hedge funds	—	1,466	961	2,427
Insurance contracts and other	(41)	311	14	284

	$6,449	$15,253	$3,834	$25,536

Other Assets (Liabilities):
Cash and cash equivalents				3
Accounts receivable				167
Accounts payable				(52)

Total fair value of pension assets				$25,654

	2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Pension plan assets:
Cash and cash equivalents	$532	$150	$—	$682
Equity securities:
U.S. companies	2,352	21	—	2,373
Non-U.S. companies	2,031	—	—	2,031
Commingled funds	91	1,195	—	1,286
Fixed income securities:
Government securities	2,250	2,462	—	4,712
Corporate bonds (including convertible and high yield bonds)	—	6,930	—	6,930
Other fixed income	—	948	—	948
Other investments:
Private equity funds	—	—	2,393	2,393
Real estate funds	—	1,124	487	1,611
Hedge funds	—	1,468	965	2,433
Insurance contracts and other	(2)	500	16	514

	$7,254	$14,798	$3,861	$25,913

Other Assets (Liabilities):
Cash and cash equivalents				6
Accounts receivable				207
Accounts payable				(154)

Total fair value of pension assets				$25,972